Results for the year	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
Results for the year	Results for the year
2.1 Net sales and rebates

Gross-to-net sales reconciliation
DKK million	2022	2021	2020
Gross sales	455,692	340,180	298,187
US Managed Care and Medicare	(161,123)	(112,929)	(96,716)
US wholesaler charge-backs	(56,443)	(40,354)	(37,036)
US Medicaid rebates	(24,667)	(19,810)	(17,307)
Other US discounts and sales returns	(18,300)	(14,119)	(10,867)
Non-US rebates, discounts and sales returns	(18,205)	(12,168)	(9,315)
Total gross-to-net sales adjustments	(278,738)	(199,380)	(171,241)
Net sales	176,954	140,800	126,946

Provisions for sales rebates
DKK million	2022	2021	2020
At the beginning of the year	50,822	34,052	30,878
Additional provisions, including increases to existing provisions	206,354	155,602	111,921
Amount paid during the year	(189,580)	(141,370)	(106,116)
Adjustments, including unused amounts reversed during the year	(1,141)	(284)	166
Effect of exchange rate adjustment	3,044	2,822	(2,797)
At the end of the year	69,499	50,822	34,052
Sales discounts and sales rebates are predominantly issued in the US. As such, rebates amount to 75% of gross sales in the US (75% in 2021 and 74%
in 2020). Provisions for sales rebates include US Managed Care, Medicare, Medicaid, 340B drug pricing program and other US rebate types, as well as rebates in a number of European countries and Canada.
Pricing mechanisms in the US market
In the US, sales rebates are paid in connection with public healthcare insurance programmes, including Medicare and Medicaid, as well as rebates to pharmacy benefit managers (PBMs) and managed healthcare plans. Key customers in the US include private payers, PBMs and government payers. PBMs and managed healthcare plans play a role in negotiating price concessions with drug manufacturers for both the commercial and government channels, and determine which drugs are covered on their formularies (or 'preferred drug lists').

US Managed Care and Medicare
For Managed Care and Medicare, rebates are offered to a number of
PBMs and managed healthcare plans. These rebate programmes allow the customer to receive a rebate after attaining certain performance parameters relating to formulary status or pre-established market share thresholds. Rebates are estimated according to the specific terms in each agreement, historical experience, anticipated channel mix, growth rates and market share information. Novo Nordisk adjusts the provision periodically to reflect actual sales performance. Managed Care and Medicare rebates are generally settled around 100 days from the transaction date.

US wholesaler charge-backs
Wholesaler charge-backs relate to contractual arrangements between Novo Nordisk and indirect customers in the US whereby products are sold at contract prices lower than the list price originally charged to wholesalers. Chargebacks are estimated using a combination of factors such as historical experience, current wholesaler inventory levels, contract terms and the value of claims received but not yet processed. Wholesaler charge-backs are generally settled within 30 days after receipt of claim.

In January 2021, Novo Nordisk has changed its policy in the US related to the 340B Drug Pricing Program, whereby Novo Nordisk no longer provides 340B statutory discounts to certain pharmacies that contract with covered entities participating in the 340B Drug Pricing Program. Novo Nordisk has recognised revenue related to the 340B Drug Pricing Program to the extent that it is highly probable that its inclusion will not result in a significant revenue reversal in the future. Please refer to note 3.5 Provisions and contingent liabilities for a more elaborate description of the ongoing litigation related to the 340B Drug Pricing Program.

US Medicaid rebates
Medicaid is a government insurance programme. Medicaid rebates have been estimated using a combination of historical experience, product and population growth, price changes, and the impact of contracting strategies. The calculation also involves interpretation of relevant regulations that are subject to changes in interpretative guidance from government authorities. Novo Nordisk adjusts the provision periodically to reflect actual sales performance. Medicaid rebates are generally settled around 150 days from the transaction date.

Other US and non-US discounts and sales returns
Other discounts are provided to distributors, wholesalers, hospitals, pharmacies, etc. They are usually linked to sales volume or provided as cash discounts. Discounts are calculated based on historical data and recorded as a reduction in gross sales at the time the related sales are recorded. Sales returns relate to damaged or expired products.

Other net sales disclosures
In 2022, Novo Nordisk had three major wholesalers distributing products in the US, representing 19%, 14% and 13% respectively of global net sales (18%, 13% and 13% in 2021 and 19%, 13% and 12% in 2020). Sales to these three wholesalers are within both Diabetes and Obesity care and Rare disease.

Net sales to be recognised from fulfilling existing customer contracts containing fixed or minimum sales volumes, with an original term greater than 12 months, are expected to be DKK 1,835 million within 12 months (DKK 1,012 million in 2021) and DKK 798 million thereafter (DKK 962 million in 2021).

Novo Nordisk's sales are impacted by exchange rate changes. Refer to note 4.3 for development in key exchange rates.

Accounting policies
Revenue from sale of goods is recognised when Novo Nordisk has transferred control of products sold to the buyer and it is probable that Novo Nordisk will collect the consideration to which it is entitled for transferring the products. Control of the products is transferred at a single point in time, typically on delivery. The amount of sales to be recognised is based on the consideration Novo Nordisk expects to receive in exchange for its goods. When sales are recognised, Novo Nordisk also records estimates for a variety of sales deductions; including product returns as well as rebates and discounts to government agencies, wholesalers, health insurance companies, managed healthcare organisations and retail customers. Sales deductions are recognised as a reduction of gross sales to arrive at net sales, by assessing the expected value of the sales deductions (variable consideration). Where contracts contain customer acceptance criteria, Novo Nordisk recognises sales when the acceptance criteria are satisfied.

In some markets, Novo Nordisk sells products on a sale-or-return basis.
Where there is historical experience or a reasonably accurate estimate of future returns, estimated product returns are recorded as a reduction in sales. Where shipments of new products are made on a sale-or-return basis, without sufficient historical experience for estimating sales returns, revenue is recorded based on estimated demand and acceptance rates for well-established products with similar market characteristics. If similar market characteristics do not exist, revenue is recorded when there is evidence of consumption or when the right of return has expired.

Unsettled rebates are recognised as provisions when the timing or amount is uncertain (note 3.5).

Where absolute amounts are known, the rebates are recognised as other liabilities. Wholesaler charge-backs that are absolute are netted against trade receivable balances.

The impact of foreign currency hedging is recognised in the income statement in financial items. Please refer to notes 4.3, 4.4 and 4.10 for more details on hedging.

Key accounting estimates of sales deductions and provisions
for sales rebates
Sales deductions are estimated and provided for at the time the related sales are recorded. These estimates of unsettled rebate, discount and product return obligations require use of significant judgement, as not all conditions are known at the time of sale, for example total sales volume to a given customer. The estimates are based on analyses of existing contractual obligations and historical experience. Provisions are calculated on the basis of a percentage of sales for each product as defined by the contracts with the various customer groups. Provisions for sales rebates are adjusted to actual amounts as rebates, discounts and returns are processed.

Revenue related to 340B drug pricing program can only be recognised to the extent that it is highly probable that a significant reversal of the recognised revenue will not occur. Determining the amount of revenue to recognise requires significant estimation. Management has considered interpretations of applicable laws, whether the consideration is highly susceptible to factors outside Novo Nordisk's influence, as well as the historical claims experience. Please refer to note 3.5 Provisions and contingent liabilities for information on the ongoing litigation related to the 340B Drug Pricing Program.
Novo Nordisk considers the provisions established for sales rebates to be reasonable and appropriate based on currently available information. However, the actual amount of rebates and discounts may differ from the amounts estimated by Management as more detailed information becomes available.
2.2 Segment information

Business segments – Key figures
	Diabetes and Obesity care			Rare disease			Total
DKK million	2022	2021	2020	2022	2021	2020	2022	2021	2020
Total net sales	156,412	121,597	108,020	20,542	19,203	18,926	176,954	140,800	126,946
Cost of goods sold	(23,405)	(19,363)	(17,715)	(5,043)	(4,295)	(3,217)	(28,448)	(23,658)	(20,932)
Sales and distribution costs	(42,392)	(33,791)	(29,903)	(3,825)	(3,217)	(3,025)	(46,217)	(37,008)	(32,928)
Research and development costs	(20,157)	(15,600)	(13,535)	(3,890)	(2,172)	(1,927)	(24,047)	(17,772)	(15,462)
Administrative costs	(3,955)	(3,504)	(3,387)	(512)	(546)	(571)	(4,467)	(4,050)	(3,958)
Other operating income and expenses	892	199	264	142	133	196	1,034	332	460
Segment operating profit	67,395	49,538	43,744	7,414	9,106	10,382	74,809	58,644	54,126
Operating margin	43.1%	40.7%	40.5%	36.1%	47.4%	54.9%	42.3%	41.7%	42.6%
Depreciation, amortisation and impairment losses expensed	(5,701)	(4,895)	(4,624)	(1,661)	(1,130)	(1,129)	(7,362)	(6,025)	(5,753)
Novo Nordisk operates in two business segments based on therapies: Diabetes and Obesity care and Rare disease (formerly known as Biopharm), representing the entirety of the Group's operations. The activities of the segments include research, development, manufacturing and marketing of products within the following areas:

– Diabetes and Obesity care: diabetes, obesity and other
serious chronic diseases
– Rare disease: rare blood disorders, rare endocrine disorders and hormone replacement therapy.

Segment performance is evaluated on the basis of operating profit, consistent with the consolidated financial statements. Financial income and expenses and income taxes are managed at Group level and are not allocated to business segments. There are no sales or other transactions between the business segments. Costs have generally been split between business segments according to a specific allocation. Certain corporate overhead costs are allocated between segments based on overall allocation keys. Other operating income and expenses have been allocated to the two segments based on the same principle.

Accounting policies
Operating segments are reported in a manner consistent with the internal reporting provided to Executive Management and the Board of Directors. We consider Executive Management to be the operating decision-making body.

Geographical areas
In 2022, Novo Nordisk operated in two main commercial units:

– International Operations
– EMEA: Europe, the Middle East and Africa.
– China: Mainland China, Hong Kong and Taiwan.
– Rest of World: All other countries except for North America.
– North America Operations (the US and Canada).

In 2022, the US contributed with 10% or more of total net sales. In 2021 and 2020 Mainland China also contributed with 10% or more of total net sales. The country of domicile is Denmark, which is part of EMEA. Denmark is immaterial to Novo Nordisk's activities in terms of sales as 99.8% of total sales are realised outside Denmark. Sales are attributed to geographical areas according to the location of the customer.

Out of total property, plant and equipment and intangible assets of DKK 118,087 million (DKK 98,533 million in 2021), DKK 54,492 million is located in Denmark (DKK 46,705 million in 2021) and DKK 44,744 million is located in the US (DKK 41,035 million in 2021) where the majority of production facilities and intangible assets are located. Refer to note 5.7 for an overview of companies in the Novo Nordisk Group based on geographical areas.

Net sales – Business segments and geographical areas
	Total International Operations												Total North America Operations						Total Novo Nordisk net sales
	Total IO			EMEA			China			Rest of World			Total NAO			Of which the US
DKK million	2022	2021	2020	2022	2021	2020	2022	2021	2020	2022	2021	2020	2022	2021	2020	2022	2021	2020	2022	2021	2020
Diabetes and Obesity care segment:
Rybelsus®	3,155	524	36	1,714	289	36	63	—	—	1,378	235	—	8,144	4,314	1,837	8,011	4,243	1,826	11,299	4,838	1,873
Ozempic®	17,369	8,856	3,634	10,417	6,393	3,112	2,196	303	10	4,756	2,160	512	42,381	24,849	17,577	38,750	23,168	16,650	59,750	33,705	21,211
Victoza®	5,672	6,726	7,095	2,724	3,527	4,251	1,478	1,544	1,033	1,470	1,655	1,811	6,650	8,328	11,652	6,406	8,031	11,292	12,322	15,054	18,747
Total GLP-1	26,196	16,106	10,765	14,855	10,209	7,399	3,737	1,847	1,043	7,604	4,050	2,323	57,175	37,491	31,066	53,167	35,442	29,768	83,371	53,597	41,831
Long-acting insulin	11,403	11,074	9,959	7,157	6,729	6,451	1,636	2,080	1,471	2,610	2,265	2,037	5,338	6,990	8,480	4,685	6,412	7,962	16,741	18,064	18,439
– of which Tresiba®	6,092	5,486	4,407	3,485	2,979	2,574	1,050	1,095	418	1,557	1,412	1,415	3,261	4,243	4,561	2,723	3,793	4,191	9,353	9,729	8,968
– of which Xultophy®	2,400	2,135	1,789	1,716	1,693	1,605	45	3	1	639	439	183	409	522	655	399	512	642	2,809	2,657	2,444
– of which Levemir®	2,911	3,453	3,763	1,956	2,057	2,272	541	982	1,052	414	414	439	1,668	2,225	3,264	1,563	2,107	3,129	4,579	5,678	7,027
Premix insulin	10,023	10,512	10,246	2,622	2,879	2,959	4,912	5,224	4,852	2,489	2,409	2,435	539	691	679	517	665	652	10,562	11,203	10,925
– of which Ryzodeg®	2,889	1,711	1,291	495	392	321	1,218	283	39	1,176	1,036	931	—	—	—	—	—	—	2,889	1,711	1,291
– of which NovoMix®	7,134	8,801	8,955	2,127	2,487	2,638	3,694	4,941	4,813	1,313	1,373	1,504	539	691	679	517	665	652	7,673	9,492	9,634
Fast-acting insulin	10,826	10,903	10,808	6,456	6,454	6,584	1,942	2,288	2,075	2,428	2,161	2,149	6,637	6,784	7,505	6,247	6,357	7,101	17,463	17,687	18,313
– of which Fiasp®	1,354	1,106	832	1,138	965	764	—	—	—	216	141	68	649	642	553	606	605	519	2,003	1,748	1,385
– of which NovoRapid®	9,472	9,797	9,976	5,318	5,489	5,820	1,942	2,288	2,075	2,212	2,020	2,081	5,988	6,142	6,952	5,641	5,752	6,582	15,460	15,939	16,928
Human insulin	6,508	7,453	7,339	1,983	2,152	2,370	1,812	2,692	2,655	2,713	2,609	2,314	1,678	1,599	1,534	1,605	1,515	1,431	8,186	9,052	8,873
Total insulin	38,760	39,942	38,352	18,218	18,214	18,364	10,302	12,284	11,053	10,240	9,444	8,935	14,192	16,064	18,198	13,054	14,949	17,146	52,952	56,006	56,550
Other Diabetes care	2,428	2,644	2,946	717	713	725	1,181	1,432	1,546	530	499	675	797	950	1,085	660	806	943	3,225	3,594	4,031
Total Diabetes care	67,384	58,692	52,063	33,790	29,136	26,488	15,220	15,563	13,642	18,374	13,993	11,933	72,164	54,505	50,349	66,881	51,197	47,857	139,548	113,197	102,412
Wegovy®	54	—	—	54	—	—	—	—	—	—	—	—	6,134	1,386	—	6,134	1,386	—	6,188	1,386	—
Saxenda®	5,832	3,117	2,118	3,561	1,809	1,124	133	61	10	2,138	1,247	984	4,844	3,897	3,490	4,368	3,526	3,230	10,676	7,014	5,608
Total Obesity care	5,886	3,117	2,118	3,615	1,809	1,124	133	61	10	2,138	1,247	984	10,978	5,283	3,490	10,502	4,912	3,230	16,864	8,400	5,608
Diabetes and Obesity care total	73,270	61,809	54,181	37,405	30,945	27,612	15,353	15,624	13,652	20,512	15,240	12,917	83,142	59,788	53,839	77,383	56,109	51,087	156,412	121,597	108,020
Rare disease segment:
Rare blood disorders	6,671	5,784	5,708	3,795	3,712	3,579	604	222	361	2,272	1,850	1,768	5,035	4,433	3,954	4,710	4,170	3,675	11,706	10,217	9,662
– of which Haemophilia A	1,769	1,625	1,332	1,137	1,162	983	81	24	16	551	439	333	569	487	381	543	460	358	2,338	2,112	1,713
– of which Haemophilia B	479	400	306	294	268	199	13	4	—	172	128	107	280	237	212	152	102	86	759	637	518
– of which NovoSeven®	4,335	3,673	3,996	2,311	2,225	2,352	510	194	345	1,514	1,254	1,299	3,973	3,548	3,207	3,811	3,461	3,089	8,308	7,221	7,203
Rare endocrine disorders	4,904	4,880	4,832	2,232	2,212	2,220	246	167	66	2,426	2,501	2,546	2,234	2,423	2,875	2,205	2,400	2,857	7,138	7,303	7,707
Other Rare disease	1,002	1,064	1,108	804	837	886	6	6	5	192	221	217	696	619	449	358	330	205	1,698	1,683	1,557
Rare disease total	12,577	11,728	11,648	6,831	6,761	6,685	856	395	432	4,890	4,572	4,531	7,965	7,475	7,278	7,273	6,900	6,737	20,542	19,203	18,926
Total sales by geographical area	85,847	73,537	65,829	44,236	37,706	34,297	16,209	16,019	14,084	25,402	19,812	17,448	91,107	67,263	61,117	84,656	63,009	57,824	176,954	140,800	126,946
Total sales growth as reported	16.7%	11.7%	6.9%	17.3%	9.9%	6.5%	1.2%	13.7%	9.7%	28.2%	13.5%	5.7%	35.4%	10.1%	1.1%	34.4%	9.0%	0.6%	25.7%	10.9%	4.0%
2.3 Research and development costs

DKK million	2022	2021	2020
Employee costs (note 2.4)	9,952	7,328	6,269
Amortisation and impairment losses, intangible assets (note 3.1)	1,364	744	1,025
Depreciation and impairment losses, property, plant and equipment (note 3.2)	922	736	724
Other research and development costs	11,809	8,964	7,444
Total research and development costs	24,047	17,772	15,462
As percentage of net sales	13.6%	12.6%	12.2%

Novo Nordisk's research and development is mainly focused on:

– insulins, GLP-1s and other therapeutic compounds for diabetes treatment
– GLP-1s, combinations and new modes of action for Obesity care
– blood-clotting factors and new modes of action for treatment of haemophilia and other rare blood disorders
– human growth hormone and new modes of action for treatment of growth disorders and other rare endocrine disorders
– new indications with existing assets within NASH, Alzheimer’s and chronic kidney disease
– Research technology platforms including cell therapy and RNAi for treatment of NASH, cardiovascular disease, chronic kidney disease and Parkinson's disease, among others

The research activities mainly utilise biotechnological methods based on advanced protein chemistry and protein engineering. These methods have played a key role in the development of the production technology used to manufacture insulin, GLP-1, recombinant blood-clotting factors and human growth hormone. Research activities further utilise new technology platforms including stem cells, gene therapy and RNAi therapies.

Research and development activities are carried out by Novo Nordisk's research and development centres, mainly in Denmark, the US, the UK and China. Clinical trials are carried out all over the world. Novo Nordisk also enters into partnerships and licence agreements.
Accounting policies
Novo Nordisk expenses all research costs. In line with industry practice, internal and subcontracted development costs are also expensed as they are incurred, due to significant regulatory uncertainties and other uncertainties inherent in the development of new products. This means that they do not qualify for capitalisation as intangible assets until marketing approval by a regulatory authority is obtained or considered highly probable. Costs for post-approval activities that are required by authorities as a condition for obtaining regulatory approval are recognised as research and development costs.

Research and development costs primarily comprise employee costs as well as internal and external costs related to execution of studies, including manufacturing costs and facility costs of the research centres. The costs also comprise amortisation, depreciation and impairment losses related to intellectual property rights and property, plant and equipment used in the research and development activities. Amortisations of intellectual property rights related to marketed products are recognised in cost of goods sold.

The largest individual type of cost included in Other research and development costs are clinical trial cost.

Certain research and development activities are recognised outside research and development costs:

– Royalty expenses paid to partners after regulatory approval are expensed as cost of goods sold
– Royalty income received from partners is recognised as part of other operating income and expenses
– Contractual research and development obligations to be paid in the future are disclosed separately as commitments in note 5.2.
2.4 Employee costs

DKK million	2022	2021	2020
Wages and salaries	34,575	28,939	26,778
Share-based payment costs (note 5.1)	1,539	1,040	823
Pensions – defined contribution plans	2,472	2,022	1,961
Pensions – defined benefit plans	185	139	138
Other social security contributions	2,713	2,203	1,862
Other employee costs	3,105	2,189	2,044
Total employee costs for the year	44,589	36,532	33,606
Employee costs capitalised as intangible assets and property, plant and equipment	(1,451)	(1,240)	(1,279)
Change in employee costs capitalised as inventories	(70)	(56)	(60)
Total employee costs in the income statement	43,068	35,236	32,267
Included in the income statement:
Cost of goods sold	11,766	9,611	8,896
Sales and distribution costs	17,700	15,003	14,146
Research and development costs	9,952	7,328	6,269
Administrative costs	3,517	3,098	2,848
Other operating income and expenses	133	196	108
Total employee costs in the income statement	43,068	35,236	32,267

Number of employees	2022	2021	2020
Average number of full-time employees	51,046	46,171	43,759
Year-end number of full-time employees	54,393	47,792	44,723
Year-end employees (total)	55,185	48,478	45,323

Remuneration to Executive Management and Board of Directors
DKK million	2022	2021	2020
Salary and short-term incentive	141	126	119
Pension	13	12	26
Benefits	9	10	10
Long-term incentive[1]	97	100	52
Severance payments	—	29	—
Executive Management in total[2]	260	277	207
Fee to Board of Directors[3]	20	17	17
Total	280	294	224
1. Please refer to note 5.1 for further information.
2. Total remuneration for registered members of Executive Management amounts to DKK 175 million (DKK 202 million in 2021 and DKK 141 million in 2020).
3. All members of the Board of Directors are registered.

Wages, salaries, social security contributions, annual leave and sick leave, bonuses and non-monetary benefits are recognised in the year in which the associated services are rendered by employees of Novo Nordisk. Where Novo Nordisk provides long-term employee benefits, the costs are accrued to match the rendering of the services by the employees concerned.
2.5 Other operating income and expenses

Accounting policies
Other operating income and expenses, comprises licence income and other income of a secondary nature in relation to the main activities of Novo Nordisk. Licence income from royalties on net sales is recognised as the underlying customers' sale occurs and from sales milestones once the contingent sale milestone is achieved in accordance with the terms of the relevant agreement.

Operating profit from the wholly owned subsidiary NNE A/S, not related to Novo Nordisk's main activities, is recognised as other operating income and expenses. Other operating income and expenses, also includes income from the sale of intellectual property rights as well as costs associated with secondary income and transaction costs incurred in connection with acquisition of businesses.
2.6 Income taxes and deferred income taxes

Income taxes expensed
DKK million	2022	2021	2020
Current tax on profit for the year	17,829	13,871	11,557
Deferred tax on profit for the year	(3,806)	(1,528)	1,105
Tax on profit for the year	14,023	12,343	12,662
Current tax adjustments recognised for prior years	339	(603)	(563)
Deferred tax adjustments recognised for prior years	(825)	(417)	(1,107)
Income taxes in the income statement	13,537	11,323	10,992
Tax on other comprehensive income for the year, (income)/expense	889	(1,005)	577

Computation of effective tax rate
DKK million	2022	2021	2020
Statutory corporate income tax rate in Denmark	22.0%	22.0%	22.0%
Deviation in foreign subsidiaries' tax rates compared to the Danish tax rate (net)	(1.1%)	(1.5%)	(2.5%)
Non-taxable income less non-tax-deductible expenses (net)	(0.5%)	(0.3%)	(0.2%)
Other adjustments (net)	(0.8%)	(1.0%)	1.4%
Effective tax rate	19.6%	19.2%	20.7%

Income taxes paid
DKK million	2022	2021	2020
Income taxes paid in Denmark for current year	9,181	9,703	4,262
Income taxes paid outside Denmark for current year	5,647	3,439	4,508
Income taxes paid/(repayments) relating to prior years	(313)	1,296	1,336
Income taxes paid	14,515	14,438	10,106

The deviation in foreign subsidiaries' tax rates from the Danish tax rate is mainly driven by Swiss and US business activities. Other adjustments consist of tax related to acquisitions and adjustments to prior years.

In 2020, income taxes paid in Denmark and paid outside Denmark were impacted by transfers of intellectual property rights related to acquisitions. In 2022, paid taxes related to prior years are impacted by a refund of overpaid tax from 2021.

Accounting policies
The tax expense for the period comprises current and deferred tax. It also includes adjustments to previous years and changes in provisions for uncertain tax positions. Tax is recognised in the income statement except to the extent that it relates to items recognised in equity or other comprehensive income. Provisions for ongoing tax disputes are included as part of deferred tax assets, tax receivables and tax payables.

Deferred income taxes arise from temporary differences between the accounting and tax values of the individual consolidated companies and from realisable tax loss carry-forwards. However, deferred tax liabilities are not recognised if they arise from the initial recognition of goodwill. Deferred income tax is also not accounted for if it arises from initial recognition of an asset or liability in a transaction other than a business combination that, at the time of the transaction, affects neither accounting nor taxable profit or loss and does not give rise to equal taxable and deductible temporary differences. The tax value of tax loss carry-forwards is included in deferred tax assets to the extent that these are expected to be utilised in future taxable income. The deferred income taxes are measured according to current tax rules and at the tax rates assumed in the year in which the assets are expected to be utilised.

In general, the Danish tax rules related to dividends from group companies provide exemption from tax for most repatriated profits. In some countries withholding tax will be applied to dividends paid to Denmark. A provision for withholding tax is only recognised if a concrete distribution of dividends is planned. The unrecognised potential withholding tax amounts to DKK 567 million (DKK 444 million in 2021).

The value of future tax deductions in relation to share programmes is recognised as a deferred tax asset until the shares are paid out to the employees. Any estimated excess tax deduction compared to the costs realised in the income statement is charged to equity.

Key accounting estimate regarding deferred income tax assets and provisions for uncertain tax positions
Management has considered future taxable income and has estimated the amount of deferred income tax assets that should be recognised. The estimate is based on an assessment of whether sufficient taxable income will be available in the future, against which the temporary differences and unused tax losses can be utilised. The total tax value of unrecognised tax loss carry-forwards amounts to DKK 456 million in 2022 (DKK 166 million in 2021).

Development in deferred income tax assets and liabilities
DKK million	Property, plant and equipment	Intangible assets	Inventories	Liabilities	Other	Offset within countries	Total
2022
Net deferred tax asset/(liability) at 1 January	(1,980)	(7,375)	3,195	6,932	2,629	—	3,401
Income/(charge) to the income statement	(413)	674	(465)	3,999	836		4,631
Income/(charge) to other comprehensive income	—	—	(130)	(141)	(608)		(879)
Income/(charge) to equity	—	—	—	—	234		234
Additions from acquisitions (5.3)	—	(1,475)	—	—	242		(1,233)
Effect of exchange rate adjustment	(9)	(103)	(5)	217	112		212
Net deferred tax asset/(liability) at 31 December	(2,402)	(8,279)	2,595	11,007	3,445	—	6,366
Classified as follows:
Deferred tax asset at 31 December	579	195	2,627	11,027	4,169	(5,170)	13,427
Deferred tax liability at 31 December	(2,981)	(8,474)	(32)	(20)	(724)	5,170	(7,061)
2021
Net deferred tax asset/(liability) at 1 January	(1,614)	(3,600)	2,556	4,617	1,404	—	3,363
Income/(charge) to the income statement	(330)	632	387	2,037	(781)		1,945
Income/(charge) to other comprehensive income	—	2	251	(41)	793		1,005
Income/(charge) to equity	—	(2)	—	—	194		192
Additions from acquisitions (5.3)	—	(4,456)	—	—	976		(3,480)
Effect of exchange rate adjustment	(36)	49	1	319	43		376
Net deferred tax asset/(liability) at 31 December	(1,980)	(7,375)	3,195	6,932	2,629	—	3,401
Classified as follows:
Deferred tax asset at 31 December	719	109	3,210	7,223	3,541	(6,130)	8,672
Deferred tax liability at 31 December	(2,699)	(7,484)	(15)	(291)	(912)	6,130	(5,271)
In the course of conducting business globally, tax and transfer pricing disputes with tax authorities may occur. Management has estimated the expected outcome of the disputes by using the ‘most probable outcome’-method to determine the provisions for uncertain tax positions. Management considers the provisions made to be adequate. However, the actual obligation may deviate and depends on the result of litigation and settlements with the relevant tax authorities.
2.7 Earnings per share

		2022	2021	2020
Net profit		55,525	47,757	42,138
Average number of shares outstanding[1]	in million shares	2,265.3	2,296.6	2,333.9
Dilutive effect of average outstanding share pool[2]	in million shares	7.0	6.5	6.1
Average number of shares outstanding, including dilutive effect of outstanding share pool	in million shares	2,272.3	2,303.1	2,340.0
Basic earnings per share	DKK	24.51	20.79	18.05
Diluted earnings per share	DKK	24.44	20.74	18.01
1. For further information on the development in treasury shares, please refer to note 4.2 2. For further information on the outstanding share pool, please refer to note 5.1.

Accounting policies
Earnings per share is presented as both basic and diluted earnings per share. Basic earnings per share is calculated as net profit divided by the monthly average number of shares outstanding. Diluted earnings per share is calculated as net profit divided by the sum of monthly average number of shares outstanding, including the dilutive effect of the outstanding share pool. Please refer to 'Financial definitions' for a description of calculation of the dilutive effect.